Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 97.1%
Automobiles – 1.4%
Maruti Suzuki India Ltd	10,007	$1,033,165
Banks – 11.9%
Abu Dhabi Commercial Bank PJSC	411,942	888,309
Banco Bradesco SA	225,737	1,912,198
Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	2,841,900	870,178
Commercial International Bank Egypt SAE	323,389	1,649,284
HDFC Bank Ltd	102,154	1,820,779
Itau Unibanco Holding SA (ADR)	115,842	1,059,954
TCS Group Holding PLC (GDR)	30,294	651,321
		8,852,023
Beverages – 1.7%
Fomento Economico Mexicano SAB de CV (ADR)	13,580	1,283,446
Biotechnology – 0.9%
Beijing Tiantan Biological Products Corp Ltd	172,230	691,325
Building Products – 1.3%
China Lesso Group Holdings Ltd	737,000	944,920
Capital Markets – 1.5%
Hong Kong Exchanges & Clearing Ltd	33,900	1,100,734
Construction & Engineering – 2.4%
Samsung Engineering Co Ltd*	56,718	941,785
Wijaya Karya Persero Tbk PT	5,934,000	850,768
		1,792,553
Diversified Consumer Services – 0.9%
Fu Shou Yuan International Group Ltd	796,000	674,247
Diversified Financial Services – 1.6%
Chailease Holding Co Ltd	252,000	1,160,167
Electrical Equipment – 2.3%
KEI Industries Ltd	127,988	821,774
Voltronic Power Technology Corp	38,000	906,422
		1,728,196
Energy Equipment & Services – 1.0%
Anton Oilfield Services Group/Hong Kong	6,770,000	773,287
Entertainment – 1.3%
NetEase Inc (ADR)	3,057	937,399
Food & Staples Retailing – 2.0%
Jeronimo Martins SGPS SA	42,454	698,297
X5 Retail Group NV (GDR) (REG)	23,138	798,261
		1,496,558
Hotels, Restaurants & Leisure – 2.5%
Bloomberry Resorts Corp	3,751,600	837,229
Leejam Sports Co JSC	1,277	27,611
Sands China Ltd	190,000	1,015,619
		1,880,459
Household Durables – 1.7%
Haier Smart Home Co Ltd	440,092	1,232,892
Information Technology Services – 1.4%
Network International Holdings PLC (144A)*	121,804	1,034,042
Insurance – 7.2%
AIA Group Ltd	150,800	1,583,131
IRB Brasil Resseguros S/A	121,239	1,174,107
Ping An Insurance Group Co of China Ltd	219,000	2,588,606
		5,345,844
Interactive Media & Services – 10.4%
AfreecaTV Co Ltd*	13,866	826,228
NAVER Corp*	4,358	702,903
Tencent Holdings Ltd	112,900	5,442,291
Yandex NV*	18,966	824,831
		7,796,253
Internet & Direct Marketing Retail – 10.3%
Alibaba Group Holding Ltd (ADR)*	23,110	4,901,631
MercadoLibre Inc*	1,700	972,298
Naspers Ltd	10,936	1,789,626
		7,663,555
Machinery – 2.5%
China Conch Venture Holdings Ltd	236,500	1,031,982
Zhengzhou Yutong Bus Co Ltd	419,245	858,282
		1,890,264

Shares		Value
Common Stocks – (continued)
Metals & Mining – 1.5%
Ivanhoe Mines Ltd*	349,373	$1,143,588
Oil, Gas & Consumable Fuels – 7.3%
CNOOC Ltd	811,000	1,348,926
Geopark Ltd	46,465	1,026,877
LUKOIL PJSC (ADR)	13,373	1,326,334
Petroleo Brasileiro SA (ADR)	107,227	1,709,198
		5,411,335
Professional Services – 1.1%
NICE Information Service Co Ltd*	71,041	857,063
Real Estate Management & Development – 3.3%
Ayala Land Inc	42,500	38,190
China World Trade Center Co Ltd	326,590	821,085
Logan Property Holdings Co Ltd	550,000	923,278
Vinhomes JSC (144A)	184,130	673,869
		2,456,422
Road & Rail – 0.3%
United International Transportation Co	24,664	240,012
Semiconductor & Semiconductor Equipment – 7.3%
MediaTek Inc	59,000	872,944
Sino-American Silicon Products Inc	227,000	752,754
Taiwan Semiconductor Manufacturing Co Ltd	343,000	3,787,590
		5,413,288
Specialty Retail – 1.1%
Wilcon Depot Inc	2,326,300	826,966
Technology Hardware, Storage & Peripherals – 5.3%
Samsung Electronics Co Ltd	82,423	3,977,517
Thrifts & Mortgage Finance – 2.3%
Housing Development Finance Corp Ltd	51,407	1,737,718
Wireless Telecommunication Services – 1.4%
Safaricom PLC	3,324,661	1,034,339
Total Common Stocks (cost $63,127,339)		72,409,577
Preferred Stocks – 1.1%
Electric Utilities – 1.1%
Cia Paranaense de Energia	47,639	818,107
Oil, Gas & Consumable Fuels – 0%
International Petroleum Ltd¢	955,965	1
Total Preferred Stocks (cost $796,632)		818,108
Investment Companies – 1.6%
Exchange-Traded Funds (ETFs) – 1.4%
iShares MSCI Emerging Markets	23,433	1,051,439
Money Markets – 0.2%
Fidelity Investments Money Market Treasury Portfolio, 1.2500%ºº	160,156	160,156
Total Investment Companies (cost $1,153,323)		1,211,595
Total Investments (total cost $65,077,294) – 99.8%		74,439,280
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		150,411
Net Assets – 100%		$74,589,691

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$23,170,151	31.1%
Brazil	7,645,862	10.3
Taiwan	7,479,877	10.1
South Korea	7,305,496	9.8
India	5,413,436	7.3
Hong Kong	3,699,484	5.0
Russia	3,600,747	4.8
South Africa	1,789,626	2.4
Indonesia	1,720,946	2.3
Philippines	1,702,385	2.3
Egypt	1,649,284	2.2
Mexico	1,283,446	1.7
United States	1,211,595	1.6
Canada	1,143,588	1.5
Kenya	1,034,339	1.4
United Kingdom	1,034,042	1.4

Chile	1,026,877	1.4
United Arab Emirates	888,309	1.2
Portugal	698,297	0.9
Vietnam	673,869	0.9
Saudi Arabia	267,623	0.4
Australia	1	0.0

Total	$74,439,280	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $1,707,911, which represents 2.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

¢	Security is valued using significant unobservable inputs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$-	$691,325	$-
Household Durables	-	1,232,892	-
Machinery	1,031,982	858,282	-
Real Estate Management & Development	1,635,337	821,085	-
All Other	66,138,674	-	-
Preferred Stocks	-	818,107	1
Investment Companies	1,211,595	-	-
Total Assets	$70,017,588	$4,421,691	$1

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2019.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.